Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2023, the Company’s major subsidiaries, VIE and the
subsidiaries of the VIE (“VIEs”, refer to VIE and its subsidiaries as a whole, where appropriate) are as follows:

Entities Subsidiaries:	Date of incorporation establishment	Place of incorporation establishment	Equity interest held		Principal activities
			Direct	Indirect
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales, investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales
Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”)	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales

Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

VIE’s Subsidiaries
Guangdong EHang General Aviation Co., Ltd. (“EHang Aviation”)	March 11, 2021	PRC	—	100%	Operational flight services
Guangdong EHang Egret Media Technology Co., Ltd (“EHang Egret GD”)	July 6, 2016	PRC	—	100%	Operational aerial media solutions services

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	11,404	4,113	579
Accounts receivable, net	202	1,636	230
Inventories	837	834	117
Prepayments and other current assets	3,653	4,324	609
Amounts due from the Company and its subsidiaries	6,911	6,161	868
Property and equipment, net	1,273	6,806	959
Long-term investment	—	6,348	894
Right-of-use assets, net	799	250	35
Intangible assets, net	229	273	38
Other non-current assets	39	—	—

Total assets	25,347	30,745	4,329

LIABILITIES
Accounts payable	3,100	3,584	505
Contract liabilities	2,027	1,677	236
Current portion of long-term bank loans	5,154	1,538	217
Accrued expenses and current liabilities	19,712	23,421	3,299
Amounts due to the Company and its subsidiaries	55,451	76,215	10,735
Long-term bank loans	3,846	2,308	325
Unrecognized tax benefit	588	588	83
Lease liabilities	800	250	35

Total liabilities	90,678	109,581	15,435

The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements (continued):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	28,399	10,147	32,808	4,621
- Third-party revenue	230	6	9,225	1,299
- Inter-company revenue	28,169	10,141	23,583	3,322
Net loss	(8,534)	(38,091)	(5,234)	(737)
Net cash (used in) provided by operating activities	(3,482)	4,627	14,870	2,094
Net cash used in investing activities	(878)	(237)	(17,007)	(2,395)
Net cash provided by (used in) financing activities	5,000	(1,000)	(5,154)	(726)
Net increase (decrease) in cash and cash equivalents	640	3,390	(7,291)	(1,027)